GOODWILL (Details Narrative) - USD ($)						3 Months Ended			9 Months Ended	12 Months Ended
	Apr. 29, 2023	Apr. 29, 2023	Apr. 20, 2022	Apr. 03, 2019	Nov. 22, 2017	Sep. 30, 2025	Jun. 30, 2025	Mar. 31, 2025	Sep. 30, 2025	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2020	Oct. 30, 2024	Dec. 27, 2023	Dec. 31, 2021
Finite-Lived Intangible Assets [Line Items]
Cash										$ 38,742	$ 607,869		$ 40,000	$ 40,000
Goodwill						$ 20,842,508			$ 20,842,508	6,592,304	6,592,304
Number of shares issued, value						$ 200	$ 354,750	$ 3,309,921		1,000,000	2,000,000
Goodwill impairment										$ 0	$ 0
Common stock, par value						$ 0.0001			$ 0.0001	$ 0.0001	$ 0.0001
Share-based payment obligations											325,721
Liabilities						$ 16,899,179			$ 16,899,179	$ 20,177,782
Non-controlling interest						(3,682,577)			(3,682,577)
Assets						$ 32,309,280			32,309,280	25,562,849
Common Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Number of shares issued						66,668	106,968	234,830
Number of shares issued, value						$ 7	$ 11	$ 23
Share-based payment obligations											325,721
Axxum Technologies LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill						5,153,266			5,153,266	5,153,266	$ 5,153,266
Axxum Technologies LLC [Member] | Share Transfer Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Equity interest percentage					100.00%
Cash					$ 6,500,000
Convertible subordinated promissory notes					500,000
Purchase cost					6,500,000
Promissory notes					500,000
Capitalized transaction costs					140,005
Adjustment in working capital					573,150
Total purchase cost					6,566,855
Net asset value					1,413,589
Goodwill					5,153,266
Axxum Technologies LLC [Member] | Share Transfer Agreement [Member] | One [Member]
Finite-Lived Intangible Assets [Line Items]
Convertible subordinated promissory notes					250,000
Axxum Technologies LLC [Member] | Share Transfer Agreement [Member] | Two [Member]
Finite-Lived Intangible Assets [Line Items]
Convertible subordinated promissory notes					$ 250,000
Cloudburst Security LLC [Member]
Finite-Lived Intangible Assets [Line Items]
Goodwill						1,439,038			1,439,038	1,439,038	1,439,038
Goodwill written off												$ 1,400,000
Goodwill impairment												1,400,000
Cloudburst Security LLC [Member] | Share Transfer Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Capitalized transaction costs				$ 62,305
Total purchase cost				3,162,305
Net asset value				323,267
Contingent earnout				$ 1,400,000
Cloudburst Security LLC [Member] | Membership Interest Purchase Agreement [Member]
Finite-Lived Intangible Assets [Line Items]
Equity interest percentage				100.00%
Cash				$ 500,000
Purchase cost				500,000
Promissory notes			$ 900,000	900,000
Goodwill				$ 2,839,038
Number of shares issued			186,048	186,048
Number of shares issued, value				$ 300,000
Cloudburst Security LLC [Member] | Membership Interest Purchase Agreement [Member] | One Equity Holder [Member]
Finite-Lived Intangible Assets [Line Items]
Promissory notes				$ 540,000
Number of shares issued				111,628
Cloudburst Security LLC [Member] | Membership Interest Purchase Agreement [Member] | Two Equity Holder [Member]
Finite-Lived Intangible Assets [Line Items]
Promissory notes				$ 360,000
Number of shares issued				74,420
SLG Innovation Inc. [Member]
Finite-Lived Intangible Assets [Line Items]
Cash								34,983
Capitalized transaction costs										561,808		20,000			$ 20,000
Goodwill						$ 14,250,204			$ 14,250,204
Non-refundable deposits												1,401,923
Deposits	$ 2,000,000	$ 2,000,000						$ 2,000,000.0		2,000,000	$ 2,000,000	$ 561,808			$ 561,808
Estimated amount of payables	$ 2,136,445	$ 2,136,445
Number of shares of capital stock	996,355	33,212							33,609
Common stock, par value								$ 0.0001
Face value								$ 10,000
Conversion price								$ 1.00
Accounts receivable								$ 10,814,147
Fair value of assets								3,100,000
Liabilities								10,200,000
Non-controlling interest								3,500,000
Assets								$ 7,100,000
SLG Innovation Inc. [Member] | Series E Preferred Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Stock acquisition								51
Face value								$ 10,000
SLG Innovation Inc. [Member] | Common Stock [Member]
Finite-Lived Intangible Assets [Line Items]
Stock acquisition								33,609
Share-based payment obligations								16,667
SLG Innovation Inc. [Member] | Maximum [Member]
Finite-Lived Intangible Assets [Line Items]
Deposits										$ 2,000,000.0